Fair Value Measurements - Fair Value by Balance Sheet Grouping (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 1,314,957	$ 1,266,209
Held-to-maturity securities	1,548,770	1,635,913
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,314,957	1,266,209
Held-to-maturity securities	1,625,420	1,646,856
Carrying Amount | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity securities	15,000	0
Carrying Amount | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	268,650	313,070
Carrying Amount | Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	488	522
Carrying Amount | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FHLB and FRB stock	127,190	122,990
Customer accounts	11,387,146	10,835,008
FHLB advances and other borrowings	2,330,000	2,225,000
Carrying Amount | Level 2 | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	12,731	1,139
Other liabilities	12,731	1,139
Carrying Amount | Level 2 | Commercial loan hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	3,857	0
Other liabilities	0	174
Carrying Amount | Level 2 | Borrowing hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	22,250	0
Other liabilities	0	1,693
Carrying Amount | Level 2 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	207,293	211,077
Carrying Amount | Level 2 | Municipal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	22,978	26,624
Carrying Amount | Level 2 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	184,695	185,298
Carrying Amount | Level 2 | Agency pass-through certificates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	896,041	834,297
Held-to-maturity securities	1,610,420	1,646,856
Carrying Amount | Level 2 | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	3,462	8,391
Carrying Amount | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable	11,477,081	10,882,622
Estimated Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,314,957	1,266,209
Held-to-maturity securities	1,548,770	1,635,913
Estimated Fair Value | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity securities	15,028	0
Estimated Fair Value | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	268,650	313,070
Estimated Fair Value | Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	488	522
Estimated Fair Value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FHLB and FRB stock	127,190	122,990
Customer accounts	10,882,862	10,411,686
FHLB advances and other borrowings	2,316,964	2,266,791
Estimated Fair Value | Level 2 | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	12,731	1,139
Other liabilities	12,731	1,139
Estimated Fair Value | Level 2 | Commercial loan hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	3,857	0
Other liabilities	0	174
Estimated Fair Value | Level 2 | Borrowing hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	22,250	0
Other liabilities	0	1,693
Estimated Fair Value | Level 2 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	207,293	211,077
Estimated Fair Value | Level 2 | Municipal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	22,978	26,624
Estimated Fair Value | Level 2 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	184,695	185,298
Estimated Fair Value | Level 2 | Agency pass-through certificates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	896,041	834,297
Held-to-maturity securities	1,533,742	1,635,913
Estimated Fair Value | Level 2 | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	3,462	8,391
Estimated Fair Value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable	$ 11,556,325	$ 11,247,586